INCOME TAX- Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 14,537	$ 12,848
Share based compensation	200	166
Accruals and other	94	255
Capitalized research and development costs	1,846	1,099
Research and development tax credits	0	153
Depreciation - Federal	2	0
Amortization - Federal	5	0
Gross deferred tax assets	16,684	14,521
Less: deferred tax liabilities	0	0
Less: valuation allowance	(16,684)	(14,521)
Net deferred tax assets	$ 0	$ 0